State Street SPDR MSCI USA StrategicFactors ETF Investment Strategy - State Street SPDR MSCI USA StrategicFactors ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the MSCI USA Factor Mix A-Series Capped Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non-diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities comprising the index it seeks to track. Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days' notice. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index. The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.The Index is designed to measure the equity market performance of large-and mid-cap companies across the U.S. equity market. It aims to represent the performance of a combination of three factors: value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI USA Value Weighted Index, the MSCI USA Quality Index, and the MSCI USA Minimum Volatility Index (each, a “Component Index”). If the MSCI USA Minimum Volatility Index is not available due to the concentrated nature of its underlying parent index (for example, in the event of a low number of stocks or where a relatively few number of constituents constitutes a large proportion of index weight), the MSCI USA Minimum Volatility Index is replaced with the MSCI USA Risk Weighted Index (if used to replace the MSCI USA Minimum Volatility Index, also a “Component Index”) and the Index is an equal weighted combination of the MSCI USA Value Weighted Index, the MSCI USA Quality Index and the MSCI USA Risk Weighted Index. The Index Provider (defined below) determines if such replacement is necessary and reviews the MSCI USA Minimum Volatility Index for viability on a regular basis. The MSCI USA Value Weighted Index includes publicly-traded companies domiciled in the U.S., weighted to emphasize stocks with lower valuations, by giving higher index weight to stocks with higher values of fundamental variables such as sales, earnings, cash earnings and book value. The MSCI USA Quality Index includes publicly-traded companies domiciled in the U.S., weighted to emphasize stocks with historically high return on equity, stable year-over-year earnings growth, and low financial leverage. The MSCI USA Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to publicly-traded companies domiciled in the U.S. and is weighted to provide the lowest absolute risk within a given set of constraints. The MSCI USA Risk Weighted Index includes publicly-traded companies domiciled in the U.S., and reweights the constituents so that stocks with lower volatility, measured as the weekly return variance over the prior three years, are given higher index weight. Each Component Index is attributed equal weight (1/3) at each rebalancing. All constituents of each Component Index are included in the Index. The weight of each security in the Index is determined based on 1) the security's weight in each underlying Component Index; and 2) the weight of each underlying Component Index in the Index. The Index is then subject to the MSCI A-Series Index Methodology. The MSCI A-Series Index Methodology first seeks to ensure the Index includes at least 25 constituents. In the event the Index does not contain at least 25 constituents, the Index is supplemented by including constituents of the MSCI USA Small Cap Index, selected in decreasing order based on full market capitalization, until the target of 25 constituents is reached. The MSCI A-Series Index Methodology then applies the MSCI 25/50 Index Methodology, which aims to reflect 5/25/50 weight constraints (i.e., no issuer has a weight above 25%, and the sum of weights of all issuers with weights above 5% does not exceed 50%). The Index is rebalanced semi-annually, usually as of the close of the last business day of May and November, coinciding with the semi-annual index reviews of the MSCI Global Investable Market Indices and of each Component Index. As of August 31, 2026, a significant portion of the Fund comprised companies in the technology and financial sectors, although this may change from time to time. As of July 31, 2026, the Index comprised 526 securities.The Index is sponsored by MSCI, Inc. (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.